Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of year		€ 256	[1]	€ 297
Movement in loans during the period	[2]	(21)		(26)
Changes in the group of consolidated companies		0		(1)
Exchange rate changes/other		(7)		(15)
Loans outstanding, end of year	[1]	228		256
Other credit risk related transactions:
Allowance for loan losses		0		0
Provision for loan losses		0		0
Guarantees and commitments		€ 3		€ 9

[1]	Loans past due were EUR0million as of December 31, 2018 and EUR0million as of December 31, 2017. For the total loans the Group held collateral of EUR14million and EUR14million as of December 31, 2018 and December 31, 2017, respectively.
[2]	Net impact of loans issued and loans repayment during the year is shown as Movement in loans during the period.